SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 2,175,378	$ 826,968	$ 414,190
Operating income (loss)		(891,232)	(988,768)	(502,356)
Non-operating income (loss), net		(477,387)	34,888	(46,153)
Income tax expense		(85,864)	(4,088)	(10,745)
Share of results of equity investees		(3,239)	(3,066)	(1,912)
Net loss		(1,457,722)	(961,034)	(561,166)
Other Services [Member]
Segment Information [Abstract]
Revenue		195,843	83,468	23,719
Operating income (loss)		(39,864)	(62,548)	(21,199)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		1,136,017	462,464	365,167
Operating income (loss)		529,524	69,449	45,637
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		834,295	269,578	9,034
Operating income (loss)		(1,131,771)	(893,489)	(452,233)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		9,223	11,458	16,270
Operating income (loss)		(116,309)	(34,056)	(38,038)
Unallocated expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0	0	0
Operating income (loss)	[1]	$ (132,812)	$ (68,124)	$ (36,523)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.